CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 201	$ 103	$ 279
Cost of revenues	258	324	628
Gross loss	57	221	349
Operating expenses:
Research and development, net	1,247	3,386	5,707
Marketing and business development	3,938	2,633	4,881
General and administrative	3,025	2,537	2,424
Other expenses related to the settlement arrangement, net			554
Total operating expenses	8,210	8,556	13,566
Operating loss	8,267	8,777	13,915
Financial expense (income), net	2,429	(1,384)	(942)
Loss from continuing operations	10,696	7,393	12,973
Other comprehensive income attributable to marketable securities		7	89
Net comprehensive (income) loss from discontinued operations	(239)	1,444	1,871
Net comprehensive loss after discontinued operations	$ 10,457	$ 8,830	$ 15,142
Basic and diluted net loss per Ordinary Share from continuing operations	$ 2.4	$ 14.55	$ 45.75
Basic and diluted net loss (income) per Ordinary Share from discontinuing operations	$ (0.054)	$ 2.85	$ 6.6
Basic and diluted net loss per Ordinary Share	$ 2.35	$ 17.4	$ 52.35
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary Share	4,448,449	507,622	281,801